UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               2-9-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 101
                                        -------------------

Form 13F Information Table Value Total: $171,712
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                             Common Stock   88579Y101    2979000      38440     SOLE                            X
ABBOTT LABORATORIES            Common Stock   002824100    3335000      84599     SOLE                            X
ADOBE SYSTEMS, INC.            Common Stock   00724F101     663000      17950     SOLE                            X
AGILENT TECHNOLOGIES           Common Stock   00846U101     671000      20175     SOLE                            X
AIR PRODUCTS & CHEMICALS       Common Stock   009158106     550000       9300     SOLE                            X
AMARIN                         Common Stock   023111107      32000      27000     SOLE                            X
AMERICAN EXPRESS CO.           Common Stock   025816109    1526000      29670     SOLE                            X
AMERIPRISE FINANCIAL           Common Stock   03076C106     235000       5734     SOLE                            X
AMGEN INC.                     Common Stock   031162100    5744000      72847     SOLE                            X
APPLE COMPUTER                 Common Stock   037833100     926000      12885     SOLE                            X
APPLIED MATERIALS, INC.        Common Stock   038222105     834000      46500     SOLE                            X
AQUA AMERICA                   Common Stock   03836W103    1335000      48931     SOLE                            X
ARCH COAL                      Common Stock   039380100    1993000      25075     SOLE                            X
ARVIN MERITOR                  Common Stock   043353101     302000      21000     SOLE                            X
AVON PRODUCTS                  Common Stock   054303102    1219000      42700     SOLE                            X
BB&T CORPORATION               Common Stock   054937107    1647000      39300     SOLE                            X
BP plc (ADR)                   Common Stock   055622104    2574000      40082     SOLE                            X
BAKER HUGHES, INC.             Common Stock   057224107    1215000      20000     SOLE                            X
BAXTER INTERNATIONAL           Common Stock   071813109    2040000      54200     SOLE                            X
BOEING CORPORATION             Common Stock   097023105    1727000      24600     SOLE                            X
BRISTOL-MYERS SQUIBB           Common Stock   110122108     781000      34000     SOLE                            X
CANON INC                      Common Stock   138006309     478000       8135     SOLE                            X
CAPITAL ONE FINANCIAL          Common Stock   14040H105    2799000      32400     SOLE                            X
CHEVRON TEXACO                 Common Stock   166764100     698000      12300     SOLE                            X
CISCO SYSTEMS                  Common Stock   17275R102    1814000     105975     SOLE                            X
CITIGROUP                      Common Stock   172967101    4121000      84927     SOLE                            X
COCA COLA                      Common Stock   191216100    2327000      57738     SOLE                            X
COLGATE-PALMOLIVE COMPANY      Common Stock   194162103     905000      16500     SOLE                            X
COMCAST CP A                   Common Stock   20030N101     697000      26911     SOLE                            X
CONOCO PHILLIPS                Common Stock   20825c104     628000      10796     SOLE                            X
CORNING INC.                   Common Stock   219350105     811000      41300     SOLE                            X
DISNEY (WALT) CO.              Common Stock   254687106    1731000      72255     SOLE                            X
DONALDSON CORP                 Common Stock   257651109    1233000      38800     SOLE                            X
DOVER CORP                     Common Stock   260003108    1619000      40000     SOLE                            X
DUPONT DE NEMOURS              Common Stock   263534109     832000      19591     SOLE                            X
EMC CORP                       Common Stock   268648102     391000      28710     SOLE                            X
EMERSON CO.                    Common Stock   291011104    2675000      35815     SOLE                            X
ENDURANCE SPECIALTY HOLDINGS   Common Stock   G30397106     985000      27500     SOLE                            X
EXXON MOBIL                    Common Stock   30231G102    9085000     161750     SOLE                            X
FIRST HORIZON NATIONAL         Common Stock   320517105     292000       7600     SOLE                            X
FIRST MARBLEHEAD               Common Stock   320771108     246000       7500     SOLE                            X
GENERAL ELECTRIC               Common Stock   369604103    7368000     210225     SOLE                            X
GENTEX CORPORATION             Common Stock   371901109     195000      10000     SOLE                            X
GOLDMAN SACHS                  Common Stock   38141G104     367000       2880     SOLE                            X
HOME DEPOT                     Common Stock   437076102    3268000      80755     SOLE                            X
HONEYWELL INTL                 Common Stock   438516106    2695000      72360     SOLE                            X
IBM CORPORATION                Common Stock   459200101    1965000      23911     SOLE                            X
INTEL CORP.                    Common Stock   458140100    2512000     100675     SOLE                            X
JP MORGAN CHASE & CO.          Common Stock   46625H100    3544000      89308     SOLE                            X
JACOBS ENGINEERING GROUP       Common Stock   469814107     678000      10000     SOLE                            X
JOHNSON & JOHNSON              Common Stock   478160104    7829000     130280     SOLE                            X
KERR-MCGEE CORP                Common Stock   492386107    1453000      16000     SOLE                            X
L-3 COMMUNICATIONS             Common Stock   502424104    1376000      18510     SOLE                            X
LILLY (ELI) & CO.              Common Stock   532457108    1556000      27500     SOLE                            X
LOCKHEED MARTIN CORP           Common Stock   539830109    1412000      22200     SOLE                            X
LONE STAR TECHNOLOGIES         Common Stock   542312103     774000      15000     SOLE                            X
LOWES COMPANIES                Common Stock   548661107     336000       5050     SOLE                            X
LUCENT TECHNOLOGIES            Common Stock   549463107      62000      23648     SOLE                            X
MARSH & MCLENNAN COMPANIES     Common Stock   571748102    1016000      32000     SOLE                            X
MARTIN MARIETTA MATERIALS      Common Stock   573284106     403000       5265     SOLE                            X
MCCORMICK & CO                 Common Stock   579780206    1130000      36550     SOLE                            X
MEDTRONIC                      Common Stock   585055106    1077000      18725     SOLE                            X
MELLON FINANCIAL               Common Stock   58551A108     832000      24300     SOLE                            X
MERRILL LYNCH                  Common Stock   590188108    4050000      59800     SOLE                            X
MICROSOFT CORPORATION          Common Stock   594918104    2615000     100015     SOLE                            X
MORGAN STANLEY                 Common Stock   617446448    2330000      41075     SOLE                            X
MOTOROLA, INC.                 Common Stock   620076109     844000      37400     SOLE                            X
NETWORK APPLIANCE              Common Stock   64120J104     413000      15300     SOLE                            X
NIKE INC.                      Common Stock   654106103    1189000      13710     SOLE                            X
NOKIA CORP                     Common Stock   654902204     274000      15000     SOLE                            X
NORTEL NETWORKS                Common Stock   656568102      40000      13295     SOLE                            X
ORACLE CORPORATION             Common Stock   68389X105    2600000     213000     SOLE                            X
PALATIN TECHNOLOGIES           Common Stock   696077304      96000      29700     SOLE                            X
PAYCHEX INC                    Common Stock   704326107    1742000      45700     SOLE                            X
PEPSICO                        Common Stock   713448108    1930000      32675     SOLE                            X
PFIZER                         Common Stock   717081103    2956000     126775     SOLE                            X
PROCTER & GAMBLE               Common Stock   742718109    8405000     145220     SOLE                            X
QUALCOMM                       Common Stock   747525103    2752000      63895     SOLE                            X
REUTERS GROUP PLC              Common Stock   76132M102     887000      20000     SOLE                            X
ROYAL DUTCH PETROLEUM          Common Stock   780257804     215000       3500     SOLE                            X
SCHLUMBERGER LIMITED           Common Stock   806857108    1446000      14885     SOLE                            X
SIGMA TEL, INC.                Common Stock   82661W107     926000      70750     SOLE                            X
SMUCKER JM COMPANY             Common Stock   832696405     660000      15000     SOLE                            X
STERLING BANCSHARES            Common Stock   858907108     305000      19800     SOLE                            X
STRYKER CORPORATION            Common Stock   863667101    1567000      35290     SOLE                            X
SYMANTEC                       Common Stock   871503108     621000      35500     SOLE                            X
TETRA TECH INC.                Common Stock   88162G103     565000      36100     SOLE                            X
THOMAS & BETTS CORP.           Common Stock   884315102     503000      12000     SOLE                            X
TIME WARNER                    Common Stock   887317105     770000      44200     SOLE                            X
TOOTSIE ROLL INDUSTRIES        Common Stock   890516107    1134000      39208     SOLE                            X
TYCO INTERNATIONAL, LTD.       Common Stock   902124106     724000      25100     SOLE                            X
UNITED PARCEL SERVICE          Common Stock   911312106    8697000     115740     SOLE                            X
UNITED TECHNOLOGIES            Common Stock   913017109     313000       5600     SOLE                            X
WM WRIGLEY JR. CO.             Common Stock   982526105    1964000      29550     SOLE                            X
WACHOVIA CORP                  Common Stock   929771103     844000      15983     SOLE                            X
WATERS CORP                    Common Stock   941848103    4912000     129965     SOLE                            X
WATTS WATER TECHNOLOGIES       Common Stock   942749102    1780000      58775     SOLE                            X
WELLS FARGO                    Common Stock   30226D106     952000      15165     SOLE                            X
WYETH                          Common Stock   983024100     281000       6102     SOLE                            X
YAHOO, INC.                    Common Stock   984332106     223000       5700     SOLE                            X
ZIMMER HOLDINGS                Common Stock   98956P102     644000       9550     SOLE                            X